Other Expenses (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011 item	Dec. 31, 2011 Other expenses	Dec. 31, 2010 Other expenses
Other expenses details
Expense related to the cancellation of an aircraft engine order			$ 20,000,000
Number of payments for recovery of expense related to the cancellation of order		2
Number of payments for recovery of expense related to agreement with a manufacturer		1
Number of manufacturers under agreement to extend evaluation period of aircraft under order that was cancelled		1
Payment related to recovery of expense receivable included in interest and other income		10,000,000
Second payment related to agreement to reimburse remaining costs of cancelled order		10,000,000
Reserves recorded on notes receivable	(2,686,000)	21,898,000	21,900,000
Number of notes receivable on which reserves is recorded		3
Reserves recorded on finance and sales-type leases		23,088,000	23,000,000
Number of finance and sales-type leases on which reserves recorded		2
Aggregated lease related income, net of lease charges			3,000,000
Aggregated lease related costs expensed as a result of agreements to sell leased aircraft to third parties				$ 91,200,000